Production costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses by nature [abstract]
Labour	$ 146,067	$ 123,798
Fuel	23,883	20,719
Reagents	54,738	47,134
Electricity	24,579	22,237
Mining contractors	64,524	58,700
Operating and maintenance supplies and services	146,400	135,733
Support costs	72,884	56,348
Royalties	124,332	79,402
Selling expenses	20,189	20,087
Production costs	$ 677,596	$ 564,158